Critical accounting estimates and judgements (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Critical accounting estimates and judgements
Cash and cash equivalents	$ 629.0	$ 578.0	$ 333.2	$ 293.8